Accounts receivable, net	12 Months Ended
Dec. 31, 2019
Accounts receivable, net
Accounts receivable, net

5.    Accounts receivable, net

Accounts receivable consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Accounts receivable from real estate developers	1,436,367	2,329,431
Accounts receivable from individual customers	2,646	2,805
	1,439,013	2,332,236
Less: allowance for doubtful accounts	(86,417)	(142,256)
Accounts receivable, net	1,352,596	2,189,980

As of December 31, 2018 and 2019, the Group pledged accounts receivable from real estate developers of RMB65,697 and RMB263,550 as security for the bank loans of RMB50,000 and RMB185,000, respectively (see note 10).

The following table presents the movement of allowance for doubtful accounts for the years ended December 31, 2017, 2018 and 2019.

		As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at the beginning of the year:	43,084	46,900	86,417
Provision for the year	8,014	39,517	55,839
Write-off	(4,198)	—	—
Balance at the end of the year	46,900	86,417	142,256